Related Party Transactions (Details) - Schedule of Key Management Compensation - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Key Management Compensation [Abstract]
Salaries and other short-term employee benefits	$ 6,842	$ 6,841